Gallery Trust
Mondrian International Value Equity Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%
	Number of	Value
	Shares	(U.S. $)

AUSTRALIA — 0.9%
Aurizon Holdings Ltd	2,118,429	$5,995,780
Total Australia		5,995,780

DENMARK — 0.5%
ISS A/S *	195,698	3,420,124
Total Denmark		3,420,124

FRANCE — 7.2%
Bouygues SA	309,925	9,368,920
Cie de Saint-Gobain SA	166,575	7,767,333
Dassault Aviation SA	56,752	8,116,788
Sanofi SA	208,604	20,729,629
Societe Generale SA	82,006	1,837,451
Total France		47,820,121

GERMANY — 5.8%
Allianz SE	78,906	14,329,760
Continental AG	160,617	11,442,503
Evonik Industries AG	514,642	10,977,113
HeidelbergCement	28,012	1,426,843
Total Germany		38,176,219

HONG KONG — 6.6%
CK Hutchison Holdings Ltd	3,364,500	22,317,669
Jardine Matheson Holdings Ltd	165,915	8,762,941
WH Group Ltd	17,264,639	13,075,157
Total Hong Kong		44,155,767

ITALY — 6.9%
Enel SpA	3,860,890	19,463,695
Eni SpA	706,328	8,490,442
Snam SpA	3,580,778	17,966,614
Total Italy		45,920,751

Gallery Trust
Mondrian International Value Equity Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

JAPAN — 29.3%
Coca-Cola Bottlers Japan Holdings Inc	348,700	$3,975,529
FUJIFILM Holdings Corp	220,800	12,612,545
Fujitsu Ltd	80,100	10,738,395
Hitachi Ltd	191,500	9,695,273
Honda Motor Co Ltd	704,800	18,062,051
Kao Corp	102,000	4,436,431
Kyocera Corp	300,500	16,704,463
Mitsubishi Electric Corp	1,120,400	11,824,955
Nippon Telegraph & Telephone Corp	611,000	17,453,413
Otsuka Holdings Co Ltd	177,900	6,355,116
Secom Co Ltd	105,100	7,019,640
Sekisui Chemical Co Ltd	829,500	11,670,620
Sony Corp Group	231,400	19,629,188
Takeda Pharmaceutical Co Ltd	706,900	20,740,594
Tokio Marine Holdings Inc	218,352	12,782,312
Toyota Industries Corp	185,700	11,307,176
Total Japan		195,007,701

NETHERLANDS — 2.3%
Koninklijke Philips	725,138	15,007,576
Total Netherlands		15,007,576

SINGAPORE — 4.5%
Singapore Telecommunications Ltd	4,606,902	8,711,994
United Overseas Bank Ltd	1,048,240	20,913,794
Total Singapore		29,625,788

SPAIN — 2.5%
Banco Santander SA	6,747,980	16,882,509
Total Spain		16,882,509

SWEDEN — 1.8%
Telia Co AB	3,263,707	12,057,271
Total Sweden		12,057,271

Gallery Trust
Mondrian International Value Equity Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

SWITZERLAND — 3.2%
Novartis AG	245,835	$21,124,519
Total Switzerland		21,124,519

TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	453,000	7,768,754
Total Taiwan		7,768,754

UNITED KINGDOM — 26.4%
Associated British Foods	538,602	11,001,189
BP PLC	3,586,599	17,553,824
GSK	738,740	15,521,137
Haleon *	946,356	3,362,926
Imperial Brands PLC	901,895	19,802,376
Kingfisher PLC	4,559,131	14,424,571
Lloyds Banking Group PLC	35,276,358	19,531,112
Shell PLC	675,378	18,016,669
SSE PLC	849,795	18,354,276
Tesco PLC	4,467,534	14,328,045
Travis Perkins PLC	396,755	5,092,227
WPP PLC	1,720,672	18,570,237
Total United Kingdom		175,558,589

Total Common Stock
(Cost $708,567,994) .
		658,521,469
Total Value of Securities 99.1%
(Cost $708,567,994)		$658,521,469

Percentages are based on Net Assets of $664,669,965.

* Non-income producing security.

Ltd. — Limited
PLC — Public Limited Company

Gallery Trust
Mondrian International Value Equity Fund
July 31, 2022 (Unaudited)

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,362,926	$655,158,543	$—	$658,521,469
Total Investments in Securities	$3,362,926	$655,158,543	$—	$658,521,469

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON- QH- 001-1300

Gallery Trust
 Mondrian Emerging Markets Value Equity Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.9%
	Number of	Value
	Shares	(U.S. $)

BRAZIL — 5.8%
Hypera SA	42,200	$348,261
Itau Unibanco Holding SA ADR	42,355	190,597
Suzano Papel e Celulose SA	44,500	417,126
Vale ADR Class B	23,495	316,243
Total Brazil		1,272,227

CHINA — 37.4%
Alibaba Group Holding Ltd *	96,292	1,082,656
Autohome Inc ADR	15,118	539,562
Baidu Inc ADR *	4,114	561,849
China Medical System Holdings Ltd	194,000	308,403
China Merchants Bank Class A	79,600	414,959
China Merchants Bank Co Ltd Class H	10,500	56,734
CSPC Pharmaceutical Group Ltd	647,520	709,005
Gree Electric Appliances Inc Class A	84,196	416,146
Jiangsu Yanghe Brewery Joint-Stock Co Ltd Class A .	6,112	150,035
LONGi Green Energy Tech Co Ltd Class A	23,200	212,565
Midea Group Co Ltd Class A	59,003	482,247
NetEase Inc	15,786	295,305
Ping An Insurance Group Co of China Ltd Class H	174,000	1,022,605
Tencent Holdings Ltd	13,200	510,164
Tingyi Cayman Islands Holding Corp Class H	212,000	348,992
Wuliangye Yibin Class A	15,000	397,777
Xinyi Solar Holdings Ltd	214,000	363,546
Yum China Holdings Inc	7,066	344,185
Total China		8,216,735

HONG KONG — 2.0%
WH Group Ltd	537,228	406,863
Zijin Mining Group Class H	28,000	32,811
Total Hong Kong		439,674

INDIA — 8.8%
Axis Bank Inc	45,487	417,925
HCL Technologies Ltd	18,450	221,880
Housing Development Finance Corp Ltd	27,328	824,699
Infosys Ltd Sponsored ADR	9,077	176,911

Gallery Trust
 Mondrian Emerging Markets Value Equity Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

INDIA (continued)
Reliance Industries Ltd *	9,201	$292,632
Total India		1,934,047

INDONESIA — 2.6%
Bank Rakyat Indonesia Persero Tbk PT	1,970,139	581,571
Total Indonesia		581,571

MEXICO — 1.9%
Grupo Financiero Banorte SAB de CV Class O	71,635	408,258
Total Mexico		408,258

PERU — 2.4%
Credicorp Ltd	4,125	533,775
Total Peru		533,775

RUSSIA — 0.0%
LUKOIL PJSC Sponsored ADR	6,040	—
Total Russia		—

SOUTH KOREA — 9.4%
LG Chem Ltd	977	455,042
Samsung Electronics Co Ltd	5,041	238,617
Samsung Fire & Marine Insurance Co Ltd	2,267	344,407
Shinhan Financial Group Co Ltd	14,035	386,513
SK Hynix Inc	8,344	630,780
Total South Korea		2,055,359

TAIWAN — 17.3%
Alchip Technologies Ltd	10,000	237,649
CTBC Financial Holding Co Ltd	395,000	303,467
Delta Electronics Inc	46,000	400,068
Hon Hai Precision Industry Co Ltd	203,000	741,913
MediaTek Inc	17,000	391,682
Taiwan Semiconductor Manufacturing Co Ltd	101,000	1,732,106
Total Taiwan		3,806,885

Gallery Trust
 Mondrian Emerging Markets Value Equity Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

UNITED KINGDOM — 3.9%
Mondi PLC	17,083	$324,189
Unilever PLC	11,026	537,197
Total United Kingdom		861,386

UNITED STATES — 1.4%
Materials 1.4%
Barrick Gold Corp US	19,310	303,939
Total United States		303,939

Total Common Stock
(Cost $23,073,722) .		20,413,856

PREFERRED STOCK — 6.1%

BRAZIL — 0.9%
Itausa SA Pref**	119,780	200,710

SOUTH KOREA — 5.2%
LG Chem Ltd Pref**	1,236	277,476
Samsung Electronics Co Ltd**	19,608	861,765
		1,139,241
Total Preferred Stock .
(Cost $1,444,642)		1,339,951

Total Value of Securities 99.0%
(Cost $24,518,364)		$21,753,807

Percentages are based on Net Assets of $21,966,873.

* Non-income producing security.

** There is currently no rate available.

ADR — American Depositary Receipt

Gallery Trust
 Mondrian Emerging Markets Value Equity Fund
July 31, 2022 (Unaudited)

CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,140,706	$16,273,150	$—	$20,413,856
Preferred Stock	200,710	1,139,241	—	1,339,951
Total Investments in Securities	$4,341,416	$17,412,391	$—	$21,753,807

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON- QH- 001-1300

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2022 (Unaudited)

GLOBAL BONDS — 99.4%
	Face Amount		Value
	(Local Currency)		(U.S. $)
AUSTRALIA — 2.0%
Australia Government Bond
4.750%, 04/21/27	AUD	182,000	$138,115
3.000%, 03/21/47	AUD	150,000	97,037
Total Australia			235,152

AUSTRIA — 3.3%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	289,000	376,076
Total Austria			376,076

BELGIUM — 4.2%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	462,000	478,893
Total Belgium			478,893

CANADA — 2.0%
Canadian Government Bond
1.000%, 06/01/27	CAD	59,000	42,759
0.500%, 12/01/30	CAD	281,000	184,885
Total Canada			227,644

CHILE — 0.8%
Chile Government International Bond
0.830%, 07/02/31	EUR	104,000	86,480
Total Chile			86,480

FINLAND — 4.7%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	539,000	542,003
Total Finland			542,003

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
FRANCE — 4.0%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	440,000	$462,931
Total France			462,931

GERMANY — 4.7%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	85,000	111,623
0.250%, 02/15/29	EUR	20,000	20,028
Deutsche Bahn Finance GMBH
1.375%, 03/03/34	EUR	125,000	117,547
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	37,000,000	296,896
Total Germany			546,094

ITALY — 11.4%
Enel Finance International
0.875%, 06/17/36	EUR	100,000	73,389
Italy Buoni Poliennali Del Tesoro
2.950%, 09/01/38 (A)	EUR	550,000	540,337
2.000%, 02/01/28	EUR	550,000	552,295
1.450%, 05/15/25	EUR	148,000	150,131
Total Italy			1,316,152

JAPAN — 21.0%
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	60,000,000	453,053
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	42,500,000	396,546
1.700%, 03/20/44	JPY	31,000,000	268,334
0.300%, 06/20/46	JPY	96,800,000	617,132
Japan Government Twenty Year Bond
0.200%, 06/20/36	JPY	78,600,000	567,287
Sumitomo Mitsui Trust Bank
0.010%, 10/15/27	EUR	129,000	121,127
Total Japan			2,423,479

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
MALAYSIA — 2.2%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	$202,691
4.181%, 07/15/24	MYR	240,000	54,877
Total Malaysia			257,568

MEXICO — 4.8%
Mexican Bonos
8.000%, 11/07/47	MXN	12,340,000	556,918
Total Mexico			556,918

NETHERLANDS — 4.4%
Netherlands Government Bond
2.750%, 01/15/47 (A)	EUR	250,000	329,153
0.500%, 01/15/40 (A)	EUR	205,000	181,291
Total Netherlands			510,444

NEW ZEALAND — 2.1%
New Zealand Government Bond
2.000%, 05/15/32	NZD	425,000	235,925
Total New Zealand			235,925

NORWAY — 4.3%
Equinor
1.625%, 02/17/35	EUR	126,000	118,442
Kommunalbanken
0.050%, 10/24/29	EUR	131,000	120,450
Norway Government Bond
2.125%, 05/18/32 (A)	NOK	1,800,000	175,491
1.250%, 09/17/31 (A)	NOK	910,000	82,520
Total Norway			496,903

POLAND — 1.0%
Republic of Poland Government Bond
2.500%, 07/25/26	PLN	606,000	114,077
Total Poland			114,077

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
SUPRANATIONAL — 13.6%
Asian Development Bank
2.350%, 06/21/27	JPY	60,000,000	$499,736
European Financial Stability Facility
0.950%, 02/14/28	EUR	526,000	529,749
European Investment Bank
2.150%, 01/18/27	JPY	65,500,000	535,865
Total Supranational			1,565,350

SWEDEN — 1.1%
Svenska Handelsbanken
0.050%, 09/06/28	EUR	133,000	121,245
Total Sweden			121,245

SWITZERLAND — 3.0%
Swiss Confederation Government Bond
4.000%, 02/11/23	CHF	52,000	55,750
1.500%, 07/24/25	CHF	52,000	57,138
1.250%, 06/11/24	CHF	212,000	228,004
Total Switzerland			340,892

UNITED KINGDOM — 4.0%
United Kingdom Gilt
4.250%, 09/07/39	GBP	202,000	310,162
1.500%, 07/22/47	GBP	153,000	152,993
Total United Kingdom			463,155

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2022 (Unaudited)

GLOBAL BONDS — continued
	Face Amount		Value
	(Local Currency)		(U.S. $)
UNITED STATES — 0.8%
Wells Fargo
1.741%, 05/04/30	EUR	100,000	$96,238
Total United States			96,238

Total Global Bonds
(Cost $12,997,552)			11,453,619

Total Value of Securities — 99.4%
(Cost $12,997,552)			$11,453,619

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2022 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	10/28/2022	USD	220,503	HUF	89,450,000	$641
Brown Brothers Harriman	10/31/2022	USD	394,801	EUR	387,000	3,408
Brown Brothers Harriman	10/31/2022	USD	450,376	GBP	372,500	4,281
Brown Brothers Harriman	10/31/2022	NOK	2,505,500	USD	255,302	(4,390)
Brown Brothers Harriman	10/31/2022	MXN	11,086,500	USD	533,378	(931)
Brown Brothers Harriman	10/31/2022	CAD	284,000	USD	220,950	(763)
Brown Brothers Harriman	10/31/2022	GBP	95,000	USD	114,560	(1,393)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$853

Percentages are based on Net Assets of $11,523,325.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of securities as of July 31, 2022 was $2,329,688 and represents 20.2% of Net Assets.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — Pound Sterling

Gallery Trust
Mondrian International Government Fixed Income Fund
July 31, 2022 (Unaudited)

HUF — Hungarian Forint
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
OAT — Obligations Assimilables du Trésor
PLN — Polish Zloty
USD — United States Dollar

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$11,453,619	$—	$11,453,619
Total Investments in Securities	$—	$11,453,619	$—	$11,453,619

	Level 1	Level 2	Level 3	Total
Other Financial Instruments Instruments
Forwards Contracts*
Unrealized Appreciation	$—	$8,380	$—	$8,380
Unrealized Depreciation	—	(7,477)	—	(7,477)
Total Other Financial Instruments Instruments	$—	$853	$—	$853

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-1300

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%
	Number of	Value
	Shares	(U.S. $)

AUSTRALIA — 4.2%
Aurizon Holdings Ltd	24,556	$69,501
Total Australia		69,501

CANADA — 4.5%
Enbridge Inc	1,672	75,090
Total Canada		75,090

CHILE — 3.2%
Enel Americas SA	526,148	53,251
Total Chile		53,251

CHINA — 6.3%
Guangdong Investment Ltd	52,000	50,655
Jiangsu Expressway Co Ltd Class H	62,000	54,105
Total China		104,760

FRANCE — 11.0%
Eiffage SA	670	62,872
Rubis SCA	2,353	57,510
Veolia Environnement SA	2,528	63,227
Total France		183,609

INDIA — 3.8%
Power Grid Corp of India Ltd	23,287	63,063
Total India		63,063

ITALY — 10.5%
Atlantia SpA	2,852	65,911
Enel SpA	11,024	55,575
Snam SpA	10,770	54,039
Total Italy		175,525

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

MALAYSIA — 3.3%
Westports Holdings	70,600	$55,570
Total Malaysia		55,570

MEXICO — 6.4%
Aeroportuario Centro Norte SAB de CV B Class B	7,113	43,312
Promotora y Operadora de Infraestructura	8,876	64,223
Total Mexico		107,535

PORTUGAL — 4.4%
EDP - Energias de Portugal SA	14,678	74,254
Total Portugal		74,254

SPAIN — 8.1%
Iberdrola SA	6,894	73,617
Red Electrica Corp SA	3,147	61,871
Total Spain		135,488

UNITED KINGDOM — 3.3%
SSE PLC	2,590	55,940
Total United Kingdom		55,940

UNITED STATES 28.7%
Health Care 4.0%
HCA Healthcare Inc	317	67,337

Real Estate — 3.7%
American Tower REIT	228	61,749

Utilities — 21.0%
Edison International	1,088	73,734
Evergy Inc	966	65,939
Eversource Energy	829	73,135
Portland General Electric Co	1,101	56,525

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

UNITED STATES (continued)
Utilities (continued)
PPL Corporation	2,764	$80,377
		349,710
Total United States		478,796

Total Common Stock
(Cost $1,621,869)		1,632,382

RIGHT — 0.1%
Iberdrola	6,708	1,843

Total Rights
(Cost $— )		1,843

Total Value of Securities 97.8%
(Cost $1,621,869)		$1,634,225

Percentages are based on Net Assets of $1,670,778.

Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Gallery Trust
Mondrian Global Listed Infrastructure Fund
July 31, 2022 (Unaudited)

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$714,672	$917,710	$—	$1,632,382
Right	1,843	—	—	1,843
Total Investments in Securities	$716,515	$917,710	$—	$1,634,225

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON- QH- 001-1300

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%
	Number of	Value
	Shares	(U.S. $)

BRAZIL — 0.8%
Hypera SA	125,200	$1,033,231
Total Brazil		1,033,231

CHINA — 4.5%
Alibaba Group Holding Ltd *	144,800	1,628,054
Autohome Inc ADR	29,290	1,045,360
Midea Group Co Ltd Class A	173,355	1,416,875
Ping An Insurance Group Co of China Ltd Class H	245,500	1,442,813
Total China		5,533,102

FRANCE — 6.1%
Sanofi SA	26,962	2,679,299
Thales SA	19,593	2,436,569
Ubisoft Entertainment *	57,132	2,432,351
Total France		7,548,219

GERMANY — 1.1%
Continental AG	19,158	1,364,834
Total Germany		1,364,834

HONG KONG — 1.8%
WH Group Ltd	2,879,457	2,180,721
Total Hong Kong		2,180,721

INDIA — 1.4%
Housing Development Finance Corp Ltd	57,943	1,748,593
Total India		1,748,593

ITALY — 3.0%
Enel SpA	588,465	2,966,597
Snam SpA	158,526	795,407
Total Italy		3,762,004

JAPAN — 16.5%
Fujitsu Ltd	5,900	790,968

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

JAPAN (continued)
Hitachi Ltd	53,600	$2,713,664
Kyocera Corp	20,300	1,128,455
Matsukiyococokara & Co	63,400	2,393,713
Mitsubishi Electric Corp	184,100	1,943,033
SCSK	109,600	1,930,084
Sekisui Chemical Co Ltd	95,900	1,349,262
Sony Corp Group	30,400	2,578,769
Sundrug Co Ltd	141,200	3,312,159
Toyota Industries Corp	37,200	2,265,088
Total Japan		20,405,195

NETHERLANDS — 1.7%
Koninklijke Philips	102,978	2,131,250
Total Netherlands		2,131,250

PERU — 0.8%
Credicorp Ltd	7,344	950,314
Total Peru		950,314

SOUTH KOREA — 1.0%
LG Chem Ltd	2,724	1,268,716
Total South Korea		1,268,716

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	109,000	1,869,303
Total Taiwan		1,869,303

UNITED KINGDOM — 9.3%
Associated British Foods	91,548	1,869,909
GSK	98,121	2,061,550
Haleon *	120,526	428,296
Imperial Brands PLC	59,496	1,306,319
Lloyds Banking Group PLC	5,221,180	2,890,759
Unilever PLC	60,651	2,954,971
Total United Kingdom		11,511,804

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2022 (Unaudited)

COMMON STOCK continued
	Number of	Value
	Shares	(U.S. $)

UNITED STATES — 48.2%
Communication Services — 1.9%
Meta Platforms Inc Class A *	15,055	$2,395,251

Consumer Discretionary — 0.9%
Dollar Tree Inc *	6,797	1,123,952

Consumer Staples — 6.2%
Colgate-Palmolive	46,627	3,671,410
Walmart Inc	30,035	3,966,122
		7,637,532

Energy — 1.8%
Exxon Mobil Corp	23,362	2,264,479

Financials — 10.6%
Berkshire Hathaway Class B *	5,786	1,739,272
Pinnacle Financial Partners	32,945	2,605,949
Progressive	24,976	2,873,739
S&P Global Inc	6,182	2,330,181
Wells Fargo & Co	82,464	3,617,695
		13,166,836

Health Care — 13.0%
AbbVie Inc	24,921	3,576,413
Centene Corp *	39,501	3,672,407
HCA Healthcare Inc	12,030	2,555,413
Johnson & Johnson	17,704	3,089,702
Laboratory Corp of America Holdings	11,695	3,066,312
		15,960,247

Industrials — 2.3%
Stericycle Inc *	60,611	2,840,838

Information Technology — 10.0%
Dell Technologies Inc Class C	74,374	3,351,292
Maximus Inc	27,865	1,862,775
Microsoft Corp	14,917	4,187,798
Sabre *	131,674	809,795
Visa Inc Class A	10,093	2,140,826
		12,352,486

Gallery Trust
Mondrian Global Equity Value Fund
July 31, 2022 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)

UNITED STATES (continued)
Real Estate — 1.5%
American Tower REIT	7,027	$1,903,122
Total United States		59,644,743

Total Common Stock
(Cost $130,647,849)		120,952,029

PREFERRED STOCK — 1.2%

SOUTH KOREA — 1.2%
Samsung Electronics Co Ltd**	33,213	1,459,700

Total Preferred Stock
(Cost $1,755,504)		1,459,700

Total Value of Securities 98.9%
(Cost $132,403,353)		$122,411,729

Percentages are based on Net Assets of $123,762,121 .

* Non-income producing security.

** There is currently no rate available.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Gallery Trust
Mondrian Global Equity Value Fund
  July 31, 2022 (Unaudited)

The following is a summary of the level of inputs used as of July 31, 2022, in valuing the Fund s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,101,944	$57,850,085	$—	$120,952,029
Preferred Stock	—	1,459,700	—	1,459,700
Total Investments in Securities	$63,101,944	$59,309,785	$—	$122,411,729

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON- QH- 001-1300